FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Automobile - 2.2%
Tesla, Inc. (a)	6,075	$1,779,854

Beverages - 3.2%
Coca-Cola Consolidated, Inc.	1,846	2,616,004

Biotechnology - 12.4%
AbbVie, Inc.	16,469	3,442,515
Amgen, Inc.	8,777	2,703,843
Vertex Pharmaceuticals, Inc. (a)	8,393	4,026,876
		10,173,234

Capital Markets - 1.3%
Moody's Corp.	2,155	1,085,991

Chemicals - 6.5%
DuPont de Nemours, Inc.	25,491	2,084,399
Linde PLC	6,916	3,230,118
		5,314,517

Communications Equipment - 7.9%
Arista Networks, Inc. (a)	28,856	2,685,051
Cisco Systems, Inc.	59,071	3,787,041
		6,472,092

Consumer Staples Distribution & Retail - 2.5%
Kroger Co.	31,968	2,072,166

Electrical Equipment - 1.2%
Eaton Corp. PLC	3,512	1,030,140

Ground Transportation - 2.4%
Uber Technologies, Inc. (a)	26,263	1,996,251

Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	19,872	2,742,535
Stryker Corp.	2,809	1,084,808
		3,827,343

Health Care Providers & Services - 1.1%
DaVita, Inc. (a)	6,320	934,602

Insurance - 2.0%
W R Berkley Corp.	25,987	1,639,260

Machinery - 6.4%
Caterpillar, Inc.	5,888	2,025,178
Cummins, Inc.	2,966	1,092,022
Illinois Tool Works, Inc.	8,170	2,156,716
		5,273,916

Metals & Mining - 1.9%
Freeport-McMoRan, Inc.	13,197	487,101
Nucor Corp.	7,986	1,097,835
		1,584,936

Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	6,988	1,108,437
EOG Resources, Inc.	3,855	489,354
Exxon Mobil Corp.	10,045	1,118,309
ONEOK, Inc.	11,040	1,108,306
		3,824,406

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	37,393	2,229,371
Eli Lilly & Co.	2,392	2,202,147
		4,431,518

Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc. (a)	9,798	978,428
Broadcom, Inc.	17,073	3,404,868
NVIDIA Corp.	36,993	4,621,166
		9,004,462

Software - 14.0%
Adobe, Inc. (a)	4,553	1,996,764
Oracle Corp.	14,985	2,488,408
Palo Alto Networks, Inc. (a)	19,139	3,644,640
Salesforce, Inc.	7,926	2,360,759
ServiceNow, Inc. (a)	1,096	1,019,017
		11,509,588

Specialty Retail - 5.7%
O'Reilly Automotive, Inc. (a)	1,571	2,157,988
TJX Companies Inc. (The)	20,887	2,605,862
		4,763,850
TOTAL COMMON STOCKS (Cost $75,660,376)		79,334,130

SHORT-TERM INVESTMENTS - 3.7%	Shares	Value
Money Market Funds - 3.7%
First American Treasury Obligations Fund - Class X, 4.28% (b)	3,040,491	3,040,491
TOTAL SHORT-TERM INVESTMENTS (Cost $3,040,491)		3,040,491

TOTAL INVESTMENTS - 99.9% (Cost $78,700,867)		$82,374,621
Other Assets in Excess of Liabilities - 0.1%		49,141
TOTAL NET ASSETS - 100.0%		$82,423,762

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

FIS Bright Portfolios Focused Equity ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$79,334,130	$–	$–	$79,334,130
Money Market Funds	3,040,491	–	–	3,040,491
Total Investments	$82,374,621	$–	$–	$82,374,621

Refer to the Schedule of Investments for further disaggregation of investment categories.

FIS Bright Portfolios Focused Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025 (Unaudited):

Allocation of Portfolio Holdings by Country as of February 28, 2025
(% of Net Assets)
United States	$82,374,621	99.9%
Other Assets in Excess of Liabilities	49,141	0.1
	$82,423,762	100.0%

Sector Classification as of February 28, 2025
(% of Net Assets)

Information Technology	$26,986,142	32.8%
Health Care	19,366,697	23.5
Industrials	8,300,307	10.0
Materials	6,899,453	8.4
Consumer Discretionary	6,543,704	7.9
Consumer Staples	4,688,170	5.7
Energy	3,824,406	4.6
Financials	2,725,251	3.3
Money Market Funds	3,040,491	3.7
Other Assets in Excess of Liabilities	49,141	0.1
	82,423,762	100.0%